Annual Total Returns- DWS New York Tax-Free Income Fund (Class ACIS) [BarChart] - Class ACIS - DWS New York Tax-Free Income Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.25%	7.06%	(3.87%)	9.29%	2.92%	0.16%	4.81%	0.13%	7.18%	4.45%